Inventories (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for obsolete inventory, beginning balance	$ 8,900,483	$ 7,340,932
Increase in provision for obsolete inventory	1,340,317	1,559,551
Provision for obsolete inventory, ending balance	10,240,800	8,900,483
Inventory [Member]
IfrsStatementLineItems [Line Items]
Provision for obsolete inventory, beginning balance	8,900,483	8,900,483
Increase in provision for obsolete inventory	1,340,317
Provision for obsolete inventory, ending balance	$ 10,240,800	$ 8,900,483